Equity Income Fund Expense Example, No Redemption - Class A C [Member] - Equity Income Fund - Class C	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 187
Expense Example, No Redemption, 3 Years	581
Expense Example, No Redemption, 5 Years	1,000
Expense Example, No Redemption, 10 Years	$ 1,985